UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      10/17/2008
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            94
                                         ------------
Form 13F Information Table Value Total:  $108,410,052
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3M Company                     COM              604059105   403029    5900 SH       Sole              403029      0    0
AT&T Corp.                     COM              001957109  1613776   57800 SH       Sole             1613776      0    0
Adobe Systems                  COM              0072f1019   236820    6000 SH       Sole              236820      0    0
Advanced Micro Devices         COM              007903107    68250   13000 SH       Sole               68250      0    0
Allegiant Travel Company       COM              01748x102   208388    5900 SH       Sole              208388      0    0
Allstate Corp.                 COM              026874107  1148388   24900 SH       Sole             1148388      0    0
American International Group   COM              031162100   224608   67450 SH       Sole              224608      0    0
Amgen                          COM              037604105  2329311   39300 SH       Sole             2329311      0    0
Apollo Group                   COM              049392103   284640    4800 SH       Sole              284640      0    0
Apple Computer Inc.            COM              03834a103   284150    2500 SH       Sole              284150      0    0
Approach Resources             COM              066050105   202440   14000 SH       Sole              202440      0    0
Bank of America Corp           COM              084670207  4858000  138800 SH       Sole             4858000      0    0
Berkshire Hathaway Cl B        COM              097023105  1678890     382 SH       Sole             1678890      0    0
Boeing Co.                     COM              103304101   286750    5000 SH       Sole              286750      0    0
Boyd Gaming Corp               COM              09247u107   126360   13500 SH       Sole              126360      0    0
Bristol Myers                  COM              165167107  1411545   67700 SH       Sole             1411545      0    0
Chesapeake Energy              COM              166741009   448250   12500 SH       Sole              448250      0    0
ChevronTexaco                  COM              17275r102  5175620   62750 SH       Sole             5175620      0    0
Cisco Systems Inc.             COM              173034109  2028144   89900 SH       Sole             2028144      0    0
Citigroup Inc.                 COM              189054109  2849864  138950 SH       Sole             2849864      0    0
Clorox Co.                     COM              20030N101   501520    8000 SH       Sole              501520      0    0
Comcast Cl A                   COM              20825c104   284635   14500 SH       Sole              284635      0    0
ConocoPhillips                 COM              20854P109  4247767   57990 SH       Sole             4247767      0    0
Consol Energy                  COM              20854P109   830609   18100 SH       Sole              830609      0    0
Consolidated Edison            COM              209115104  1134144   26400 SH       Sole             1134144      0    0
D R Horton Inc                 COM              23331a109   841092   64600 SH       Sole              841092      0    0
Dell Computer                  COM              247025109   543840   33000 SH       Sole              543840      0    0
Double-Take Software           COM              258598101   101490   10200 SH       Sole              101490      0    0
Drew Industries                COM              26168L205   586873   34300 SH       Sole              586873      0    0
Duke Realty Invts              COM              264411505   235968    9600 SH       Sole              235968      0    0
Exxon Mobil Corp               COM              30231g102  2409556   31027 SH       Sole             2409556      0    0
Farmers & Merchants Bank Of    COM              308035104   965650     217 SH       Sole              965650      0    0
Long Beach
Fed Ex Corp                    COM              31428x106   608608    7700 SH       Sole              608608      0    0
Fidelity National Financial    COM              31620R105  1759090  119666 SH       Sole             1759090      0    0
Gannett Co.                    COM              364730101   355110   21000 SH       Sole              355110      0    0
Garmin Ltd.                    COM              g37260109   896016   26400 SH       Sole              896016      0    0
General Dynamics Corp.         COM              369550108  1240865   16855 SH       Sole             1240865      0    0
General Electric Co.           COM              369604103  3318570  130140 SH       Sole             3318570      0    0
Genworth Financial             COM              7247D1061   235914   27400 SH       Sole              235914      0    0
Google, Inc.                   COM              38259p508   200260     500 SH       Sole              200260      0    0
Healthcare Realty Trust        COM              421946104   638385   21900 SH       Sole              638385      0    0
Heinz H J Co                   COM              423074103  1079352   21600 SH       Sole             1079352      0    0
Hewlett-Packard Company        COM              428236103   554880   12000 SH       Sole              554880      0    0
Home Depot Inc.                COM              437076102  2705505  104500 SH       Sole             2705505      0    0
IBM Corp                       COM              459200101  4409392   37700 SH       Sole             4409392      0    0
Integrys Energy Group Plc      COM              45822P105   969480   19412 SH       Sole              969480      0    0
Intel Corp                     COM              458140100  3023022  161400 SH       Sole             3023022      0    0
Johnson & Johnson              COM              478160104  5521616   79700 SH       Sole             5521616      0    0
Johnson Controls               COM              478366107  1449774   47800 SH       Sole             1449774      0    0
Liberty Media Series A         COM              53071m500  2350925   94150 SH       Sole             2350925      0    0
Entertainment
Liberty Property Trust         COM              531172104   289905    7700 SH       Sole              289905      0    0
McDonalds Corp.                COM              580135101  2500701   40530 SH       Sole             2500701      0    0
Microsoft Corp.                COM              594918104  3975475  148950 SH       Sole             3975475      0    0
Motorola                       COM              620076109   945336  132400 SH       Sole              945336      0    0
Nabors Industries              COM              g6359f103  1997961   80175 SH       Sole             1997961      0    0
Natural Resource Partners L.P. COM              63900P103   328023   12950 SH       Sole              328023      0    0
Nokia Corp                     COM              654902204  1989955  106700 SH       Sole             1989955      0    0
Nordstrom, Inc.                COM              655664100   550462   19100 SH       Sole              550462      0    0
Office Depot                   COM              676220106   894534  153700 SH       Sole              894534      0    0
Pfizer Inc.                    COM              717081103  5301500  287500 SH       Sole             5301500      0    0
Philip Morris International    COM              718172109   214045    4450 SH       Sole              214045      0    0
Inc.
Pulte Homes                    COM              746920107   369157   26425 SH       Sole              369157      0    0
Ross Stores Inc.               COM              778296103   331290    9000 SH       Sole              331290      0    0
Royal Dutch Shell -- Tendered  COM              780259206   347273    5885 SH       Sole              347273      0    0
Ryland Group                   COM              783764103   233376    8800 SH       Sole              233376      0    0
S & P 500 Spiders              COM              78462f103  1200496   10350 SH       Sole             1200496      0    0
SPDR Home Builders             COM              78464a888   354060   18000 SH       Sole              354060      0    0
Southern Co.                   COM              842587107  1168390   31000 SH       Sole             1168390      0    0
Sprint Nextel Corp             COM              852061100   422120   69200 SH       Sole              422120      0    0
Time Warner                    COM              887317105  1557468  118800 SH       Sole             1557468      0    0
Toll Brothers Inc              COM              889478103   548752   21750 SH       Sole              548752      0    0
UBS AG Namen Akt               COM              h89231338   258995   14766 SH       Sole              258995      0    0
UnitedHealth Group Inc         COM              91324P102  1233954   48600 SH       Sole             1233954      0    0
Wal-Mart Stores Inc.           COM              931142103  2742962   45800 SH       Sole             2742962      0    0
Washington Mutual, Inc.        COM              939322103    12013  146503 SH       Sole               12013      0    0
Wells Fargo Co.                COM              949746101   243945    6500 SH       Sole              243945      0    0
XTO Energy Inc                 COM              98385X106   308195    6625 SH       Sole              308195      0    0
iShares MSCI Japan             COM              464286848   511680   48000 SH       Sole              511680      0    0
iShares Russell Midcap         COM              464287499   267020    3250 SH       Sole              267020      0    0
iShares S&P Eur 350            COM              464287861   653704   16400 SH       Sole              653704      0    0


ABN Amro Preferred G 6.08%     PREF             00372q100   564765   69000 SH       Sole              564765      0    0
CORTS Trust for Ford Motor 8%  PREF             22082k209   453492   66300 SH       Sole              453492      0    0
Neuberger Berman Income        PREF             641261207   200000      80 SH       Sole              200000      0    0
Pimco Corporate Income Fund    PREF             72200u308   200000      80 SH       Sole              200000      0    0


BlackRock Corporate High Yield                  09255p107   760441   94700 SH       Sole              760441      0    0
Fund VI
Franklin Universal Trust                        355145103   121965   23500 SH       Sole              121965      0    0
Pimco Commercial Mortgage                       693388100    75500   10000 SH       Sole               75500      0    0
Western Asset Variable Rate                     957667108  3988968  329150 SH       Sole             3988968      0    0
Boeing Jan 90 '09                                             1500     100          Sole                1500      0    0
Consol Energy Jan 45 '09                                    356000     400          Sole              356000      0    0
Intel Jan 20 '09                                             27225     225          Sole               27225      0    0
Intl. Business Machines Jan                                  38800      20          Sole               38800      0    0
100 '09
YRC Worldwide Jan 30 '09                                      1500     100          Sole                1500      0    0
BAC Jan 30 '09 (18 BAC plus                                     10     515          Sole                  10      0    0
$*cash)